NET LOSS PER SHARE - Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share (Details) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	21,273,543	0
Warrants (public warrants, private warrants, CS warrants)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	13,568,543	0
Outstanding earn-out shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	7,600,000	0
Restricted Stock units*
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	105,000	0
Restricted Stock units* | Occurrence of Market Conditions
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	35,000
Restricted Stock units* | Service Period
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	70,000